Segment Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	$ 9,735	$ 10,346	$ 8,510
Automotive Consumer Computer and Communication Infrastructure [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	4,030	4,086	3,093
Automotive Consumer Computer and Communication Infrastructure [Member] | Automotive Products Group [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	1,678	1,420	1,005
Automotive Consumer Computer and Communication Infrastructure [Member] | Computer and Communication Infrastructure [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	958	1,125	932
Automotive Consumer Computer and Communication Infrastructure [Member] | Home Entertainment and Displays [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	746	923	728
Automotive Consumer Computer and Communication Infrastructure [Member] | Imaging [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	615	569	417
Automotive Consumer Computer and Communication Infrastructure [Member] | Other Automotive Consumer Computer and Communication Infrastructure [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	33	49	11
Analog MEMS and Microcontrollers [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	2,864	2,663	1,797
Power Discrete Products [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	1,240	1,319	949
Industrial and Multisegment Sector [Member] | Analog, MEMS and Microcontrollers [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	1,686	1,478	997
Industrial and Multisegment Sector [Member] | Microcontrollers, non-Flash, non-volatile Memory and Smart Card products [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	1,175	1,181	798
Industrial and Multisegment Sector [Member] | Other Industrial and Multisegment Sector [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	3	4	2
Wireless [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	1,552	2,219	2,585
Others [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	49	59	86
Wireless Sector [Member] | 2G, EDGE TD-SCDMA & Connectivity [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	778	956	1,027
Wireless Sector [Member] | 3G Multimedia & Platforms [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	657	1,223	1,529
Wireless Sector [Member] | Lte & 3G Modem Solutions [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	115	35	18
Wireless Sector [Member] | Other Wireless [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	$ 2	$ 5	$ 11